INCOME TAXES (Details) ¥ in Thousands, $ in Thousands, $ in Millions	12 Months Ended							36 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 HKD ($)	Dec. 31, 2022 HKD ($)
Loss before income tax expense
Non-PRC	¥ 29,245	$ 4,240		¥ (19,608)		¥ (15,467)
PRC	(30,649)	(4,444)		(15,628)		3,885
Loss from continuing operations before income taxes	(1,404)	(204)		(35,236)		(11,582)
Income tax expense
Current	7,080	1,027		103		6
Deferred	0	0
Income tax expense	¥ 7,080	$ 1,027		¥ 103		¥ 6
Hong Kong Special Administration Region
Income taxes
Foreign statutory corporate income tax rate (as a percent)	16.50%	16.50%	16.50%
Amount of assessable profits under lowered tax rate			$ 2
Percentage of lowered income tax rate	8.25%	8.25%	8.25%
PRC
Income taxes
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
HNTE | PRC
Income taxes
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
Tax Year 2016 to 2021 [Member] | HNTE | PRC
Income taxes
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
Tax Year 2016 to 2020 [Member] | HNTE | PRC
Income taxes
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
ChinaCache North America, Inc. | Maximum | United States of America
Income taxes
Foreign statutory corporate income tax rate (as a percent)	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
ChinaCache North America, Inc. | Maximum | CALIFORNIA
Income taxes
State Income Tax (as a percent)	8.84%	8.84%	8.84%	8.84%	8.84%	8.84%	8.84%
ChinaCache Networks Hong Kong Ltd. ("ChinaCache HK") | Hong Kong Special Administration Region
Income taxes
Foreign statutory corporate income tax rate (as a percent)	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%
Amount of assessable profits under lowered tax rate								$ 2
ChinaCache Networks Hong Kong Ltd. ("ChinaCache HK") | Maximum | Hong Kong Special Administration Region
Income taxes
Foreign statutory corporate income tax rate (as a percent)								16.50%
Amount of assessable profits under lowered tax rate			$ 2		$ 2		$ 2